Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Ordinary Shares	Ordinary shares

	December 31
	2021	2020
Number of shares authorized (in thousands)	229,781	229,781
Authorized capital	$23	$23
Number of shares issued and fully paid (in thousands) *	126,100	118,309
Issued capital	$15	$14
* Prior period results have been retroactively adjusted to reflect the 1: 0.8752888353 share subdivision effected on April 4, 2022.

Summary of Capital Surplus	Capital surplus

	December 31
	2021	2020
Issuance of ordinary shares	$125,747	$125,747
Expired share option	2,209	2,209
Employee restricted shares	5,037	—
	$132,993	$127,956